                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                                -----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Breeden Capital Management LLC
Address:   100 Northfield Street
           Greenwich, CT 06830


Form 13F File Number:  28-12318
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard C. Breeden
Title:     Chairman
Phone:     (203) 618-0065

Signature, Place, and Date of Signing:

  /s/ Richard C. Breeden            Greenwich, CT             November 16, 2009
---------------------------  ---------------------------  ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $ 970,631
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                     FOR QUARTER ENDED SEPTEMBER 30, 2009

                                                                                                   Voting Authority
                              Title of             Value    Shrs or   SH/ Put/ Investment  Other   ----------------
Name of Issuer                 Class     CUSIP   (x $1000)  prn amt   PRN Call Discretion Managers Sole Shared None
--------------                -------- --------- --------- ---------- --- ---- ---------- -------- ---- ------ ----
BURGER KING HLDGS INC           COM    121208201   60,673   3,449,300 SH          SOLE              X
DUN & BRADSTREET CORP DEL NE    COM    26483E100   51,026     677,456 SH          SOLE              X
FLIR SYS INC.                   COM    302445101   16,621     594,256 SH          SOLE              X
BLOCK (H & R) INC.              COM    093671105  244,310  13,292,143 SH          SOLE              X
HELMERICH & PAYNE INC.          COM    423452101  163,187   4,128,186 SH          SOLE              X
HEWITT ASSOCS INC.              COM    42822Q100   44,491   1,221,268 SH          SOLE              X
HILLENBRAND INC.                COM    431571108   80,940   3,973,470 SH          SOLE              X
HILL ROM HOLDINGS INC.          COM    431475102   44,179   2,028,409 SH          SOLE              X
PETSMART INC.                   COM    716768106    7,815     359,291 SH          SOLE              X
PHARMACEUTICAL PROD DEV INC     COM    717124101   12,843     585,377 SH          SOLE              X
RAYTHEON CO.                    COM    755111507   25,390     529,295 SH          SOLE              X
                                New
STERIS CORP.                    COM    859152100  154,300   5,067,321 SH          SOLE              X
ZALE CORP. NEW                  COM    988858106   64,856   9,070,839 SH          SOLE              X